Other Assets - Deferred Financing Costs Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Deferred financing costs amortization	$ 207,467	$ 169,736
SoftBank Senior Unsecured Notes Warrant
Class of Warrant or Right [Line Items]
Deferred financing costs amortization	106,490	79,867
2020 LC Facility Warrant and LC Warrant
Class of Warrant or Right [Line Items]
Deferred financing costs amortization	94,200	84,140
SoftBank Debt Financing Costs due to SBG
Class of Warrant or Right [Line Items]
Deferred financing costs amortization	4,142	3,666
SoftBank Debt Financing Costs due to Third Parties
Class of Warrant or Right [Line Items]
Deferred financing costs amortization	$ 2,635	$ 2,063